Note 11 - Other Borrowings - Maturities of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2021, amount	$ 257
2021, weighted-average rate	2.64%
2022, amount	$ 4,216
2022, weighted-average rate	0.68%
2023, amount	$ 272
2023, weighted-average rate	2.64%
2024, amount	$ 279
2024, weighted-average rate	2.64%
2025, amount	$ 286
2025, weighted-average rate	2.64%
Beyond 2025, amount	$ 11,728
Beyond 2025, weighted-average rate	2.01%
Total, amount	$ 17,038	$ 12,750
Total, weighted-average rate	1.62%